UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21407
Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Diversified Dividend and Income Fund (JDD)
March 31, 2011

Shares		Description (1)				Value

		Common Stocks – 33.4% (24.8% of Total Investments)

		Aerospace & Defense – 1.5%

20,800		Lockheed Martin Corporation				$1,672,320
40,500		Raytheon Company				2,060,235

		Total Aerospace & Defense				3,732,555

		Automobiles – 0.8%

63,300		General Motors Company, (2)				1,964,199

		Biotechnology – 0.5%

24,500		Amgen Inc., (2)				1,309,525

		Building Products – 0.5%

35,400		Masonite Worldwide Holdings, (2), (17)				1,345,200

		Commercial Banks – 0.6%

50,100		Wells Fargo & Company				1,588,170

		Commercial Services & Supplies – 1.1%

103,600		Pitney Bowes Inc.				2,661,484

		Communications Equipment – 1.8%

100,600		Motorola Mobility Holdings Inc., (2), (11)				2,454,640
47,428		Motorola Solutions Inc., (2)				2,119,557

		Total Communications Equipment				4,574,197

		Computers & Peripherals – 0.6%

36,000		Hewlett-Packard Company, (11)				1,474,920

		Containers & Packaging – 0.4%

32,200		Packaging Corp. of America				930,258

		Diversified Financial Services – 0.9%

510,100		Citigroup Inc.				2,254,642

		Diversified Telecommunication Services – 0.7%

220,702		Frontier Communications Corporation, (11)				1,814,170

		Food & Staples Retailing – 0.7%

40,000		CVS Caremark Corporation				1,372,800
19,400		Kroger Co.				465,018

		Total Food & Staples Retailing				1,837,818

		Industrial Conglomerates – 0.6%

80,000		General Electric Company				1,604,000

		Insurance – 5.4%

187,500		Genworth Financial Inc., Class A, (2)				2,523,750
107,900		Hartford Financial Services Group, Inc.				2,905,747
31,200		Loews Corporation				1,344,408
61,800		MetLife, Inc., (11)				2,764,314
128,200		Symetra Financial Corporation				1,743,520
86,500		Unum Group				2,270,625

		Total Insurance				13,552,364

		Machinery – 0.7%

37,600		Ingersoll Rand Company Limited, Class A				1,816,456

		Media – 1.5%

17,337		Metro-Goldwyn-Mayer, (17)				392,973
51,000		National CineMedia, Inc.				952,170
70,300		Time Warner Inc.				2,509,710

		Total Media				3,854,853

		Metals & Mining – 2.9%

56,200		AngloGold Ashanti Limited, Sponsored ADR				2,694,790
57,100		Barrick Gold Corporation				2,964,061
37,400		Nucor Corporation				1,721,148

		Total Metals & Mining				7,379,999

		Oil, Gas & Consumable Fuels – 2.7%

27,000		Eni S.p.A., Sponsored ADR				1,326,510
14,000		Exxon Mobil Corporation				1,177,820
16,100		Occidental Petroleum Corporation				1,682,289

41,000		Total S.A., Sponsored ADR				2,499,770

		Total Oil, Gas & Consumable Fuels				6,686,389

		Pharmaceuticals – 5.3%

43,400		GlaxoSmithKline PLC, Sponsored ADR				1,666,994
56,000		Merck & Company Inc.				1,848,560
205,000		Pfizer Inc.				4,163,550
114,200		Sanofi-Aventis, ADR				4,022,124
29,700		Valeant Pharmaceuticals International				1,479,357

		Total Pharmaceuticals				13,180,585

		Professional Services – 0.3%

25,700		Nielsen Holdings BV, (2)				701,867

		Software – 2.2%

156,600		CA Inc.				3,786,588
68,100		Microsoft Corporation				1,727,016

		Total Software				5,513,604

		Tobacco – 0.7%

24,700		Philip Morris International				1,621,061

		Wireless Telecommunication Services – 1.0%

85,000		Vodafone Group PLC, Sponsored ADR				2,443,750

		Total Common Stocks (cost $74,363,198)				83,842,066

Shares		Description (1)				Value

		Real Estate Investment Trust Common Stocks – 35.6% (26.4% of Total Investments)

		Diversified – 1.4%

109,550		Liberty Property Trust				$3,604,195

		Industrial – 3.2%

120,900		AMB Property Corp.				4,348,773
231,550		ProLogis				3,700,169

		Total Industrial				8,048,942

		Office – 7.3%

43,250		Boston Properties, Inc.				4,102,262
136,637		CommonWealth REIT				3,548,463
105,450		Mack-Cali Realty Corporation				3,574,755
171,300		Piedmont Office Realty Trust				3,324,933
49,750		SL Green Realty Corporation				3,741,200

		Total Office				18,291,613

		Residential – 6.0%

142,076		Apartment Investment & Management Company, Class A				3,618,676
31,225		AvalonBay Communities, Inc.				3,749,498
70,150		Equity Residential				3,957,161
30,100		Essex Property Trust Inc.				3,732,400

		Total Residential				15,057,735

		Retail – 8.9%

45,850		Federal Realty Investment Trust				3,739,526
243,460		General Growth Properties Inc.				3,768,761
73,441		Macerich Company				3,637,533
83,250		Regency Centers Corporation				3,619,710
35,085		Simon Property Group, Inc.				3,759,709
148,200		Weingarten Realty Trust				3,713,892

		Total Retail				22,239,131

		Specialized – 8.8%

97,550		HCP, Inc.				3,701,047
70,850		Health Care REIT, Inc.				3,715,374
196,792		Host Hotels & Resorts Inc.				3,465,507
35,324		Public Storage, Inc.				3,917,785
157,150		Senior Housing Properties Trust				3,620,736
66,650		Ventas Inc.				3,619,095

		Total Specialized				22,039,544

		Total Real Estate Investment Trust Common Stocks (Cost $64,250,981)				89,281,160

Shares		Description (1)	Coupon		Ratings (3)	Value

		Capital Preferred Securities – 0.6% (0.5% of Total Investments)

		Food Products – 0.6%

15		HJ Heinz Finance Company, 144A	8.000%		BB+	$1,612,500

		Total Capital Preferred Securities (cost $1,310,000)				1,612,500

			Weighted
Principal			Average
Amount (000)		Description (1)	Coupon	Maturity (4)	Ratings (3)	Value

		Variable Rate Senior Loan Interests – 31.5% (23.4% of Total Investments) (5)

		Air Freight & Logistics – 0.2%

$424		Transdigm, Inc., Term Loan	4.000%	6/30/17	Ba2	$428,248

		Biotechnology – 0.4%

900		Grifols, Term Loan, WI/DD	TBD	TBD	BB	907,684

		Building Products – 0.7%

800		Armstrong World Industries, Inc., Term Loan B	4.000%	5/23/17	BB-	805,000
995		Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	1,002,382

1,795		Total Building Products				1,807,382

		Chemicals – 0.9%

1,352		Rockwood Specialties Group, Inc., Term Loan	3.750%	2/09/18	BBB-	1,364,367
998		Univar, Inc., Term Loan	5.000%	6/30/17	B	1,002,666

2,350		Total Chemicals				2,367,033

		Communications Equipment – 1.1%

867		Intelsat, Term Loan	5.250%	4/02/18	BB-	873,503
661		Avaya, Inc., Term Loan B3	4.811%	10/26/17	B1	641,036
1,328		Avaya, Inc., Term Loan	3.061%	10/27/14	B1	1,297,889

2,856		Total Communications Equipment				2,812,428

		Diversified Financial Services – 0.4%

1,033		Pinafore LLC, Term Loan	4.250%	9/29/16	BB	1,038,788

		Electric Utilities – 0.8%

1,930		TXU Corporation, Term Loan B2	3.783%	10/10/14	B2	1,629,126
469		TXU Corporation, Term Loan B3	3.759%	10/10/14	B2	394,986

2,399		Total Electric Utilities				2,024,112

		Electronic Equipment & Instruments – 0.4%

1,000		NDS Group, Ltd., Term Loan	4.000%	3/10/18	Ba2	998,438

		Food & Staples Retailing – 0.8%

1,990		U.S. Foodservice, Inc., Term Loan	2.753%	7/03/14	B2	1,933,152

		Food Products – 1.3%

64		Darling International, Inc., Term Loan	5.141%	12/17/16	BB+	64,600
1,700		Del Monte Foods Company, Term Loan	4.500%	3/08/18	Ba3	1,703,320
1,378		Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	B1	1,387,739

3,142		Total Food Products				3,155,659

		Health Care Providers & Services – 4.1%

1,273		Community Health Systems, Inc., Term Loan	2.561%	7/25/14	BB	1,260,496
228		United Surgical Partners International, Inc., Delayed Term Loan	2.250%	4/21/14	Ba3	225,362
1,208		United Surgical Partners International, Inc., Term Loan	2.279%	4/21/14	Ba3	1,192,645
65		Community Health Systems, Inc., Delayed Term Loan	2.561%	7/25/14	BB	64,852
142		Community Health Systems, Inc., Extended Term Loan	3.811%	1/25/17	BB	141,783
1,995		DaVita, Inc., Tranche B, Term Loan	4.500%	10/20/16	BB	2,006,749
917		Kindred Healthcare, Term Loan, WI/DD	TBD	TBD	Ba3	914,089
962		MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	966,226
1,642		Rehabcare Group, Inc., Term Loan B	6.000%	11/24/15	BB	1,651,415
1,841		Universal Health Services, Inc., Term Loan B	4.000%	11/15/16	BB+	1,850,640

10,273		Total Health Care Providers & Services				10,274,257

		Hotels, Restaurants & Leisure – 4.9%

1,985		24 Hour Fitness Worldwide, Inc., New Term Loan	6.750%	4/22/16	Ba3	1,967,135
89		Travelport LLC, Letter of Credit	4.807%	8/21/15	Ba3	88,372
445		Travelport LLC, Term Loan	4.963%	8/21/15	Ba3	440,425
383		Venetian Casino Resort LLC, Delayed Term Loan	3.000%	11/23/16	BB-	374,068
1,516		Venetian Casino Resort LLC, Tranche B, Term Loan	3.000%	11/23/16	BB-	1,480,560
1,347		Burger King Corporation, Tranche B	4.500%	10/19/16	BB-	1,346,501
1,431		Dunkin Brands, Inc., Term Loan B1	4.250%	11/23/17	B	1,439,604
83		OSI Restaurant Partners LLC, Revolver	3.540%	6/14/13	B+	81,047
860		OSI Restaurant Partners LLC, Term Loan	2.563%	6/14/14	B+	836,185
1,075		Reynolds Group Holdings, Inc., US Term Loan	4.250%	2/09/18	BB	1,081,645
2,177		Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB+	2,193,091
1,050		Six Flags Theme Parks, Inc., Tranche B, Term Loan	5.250%	6/30/16	BB	1,060,238

12,441		Total Hotels, Restaurants & Leisure				12,388,871

		Household Products – 0.4%

998		Visant Corporation, Term Loan	5.250%	12/22/16	Ba3	997,874

		Independent Power Producers & Energy Traders – 0.6%

750		KGEN LLC, Synthetic Letter of Credit	2.063%	2/05/14	BB-	748,125
834		KGEN LLC, Term Loan B	2.000%	2/08/14	BB-	831,734

1,584		Total Independent Power Producers & Energy Traders				1,579,859

		Insurance – 0.2%

622		Fidelity National Information Services, Inc., Term Loan B	5.250%	7/18/16	BBB-	626,345

		IT Services – 1.5%

1,864		First Data Corporation, Term Loan B1	3.002%	9/24/14	B+	1,788,464
1,937		SunGard Data Systems, Inc., Term Loan B	2.008%	2/28/14	BB	1,926,675

3,801		Total IT Services				3,715,139

		Leisure Equipment & Products – 0.9%

2,383		Cedar Fair LP, Term Loan	4.000%	12/15/17	Ba2	2,397,492

		Machinery – 0.1%

237		Manitowoc Company, Term Loan	8.000%	11/06/14	BB	239,302

		Media – 5.4%

1,777		Emmis Operating Company, Term Loan	4.308%	11/01/13	Caa2	1,719,670
33		Nielsen Finance LLC, Term Loan A	2.259%	8/09/13	Ba2	33,293
469		Nielsen Finance LLC, Term Loan B	4.009%	5/02/16	BB	470,041
548		Nielsen Finance LLC, Term Loan C	3.759%	5/02/16	Ba2	547,777
975		Tribune Company, Term Loan B, (6), (7)	0.000%	6/04/14	Ca	681,891
1,956		Univision Communications, Inc., Term Loan	4.496%	3/31/17	B	1,909,156
1,000		UPC Broadband Holding BV, Term Loan N	3.761%	12/31/17	Ba3	1,002,083
1,608		Yell Group PLC, Term Loan	3.996%	7/31/14	N/R	672,726
623		Bresnan Broadband Holdings LLC, Term Loan B	4.500%	12/14/17	BB+	628,308
1,301		Interactive Data Corporation, Term Loan B	4.750%	2/11/18	Ba3	1,308,468
1,552		Knology, Inc., Term Loan	4.000%	8/18/17	B+	1,555,361
2,462		Mediacom Broadband LLC, Tranche D, Term Loan	5.500%	3/31/17	BB-	2,465,066
681		SuperMedia, Term Loan	11.000%	12/31/15	B-	453,690

14,985		Total Media				13,447,530

		Metals & Mining – 0.8%

748		Novelis, Inc., Term Loan	4.000%	3/10/17	Ba2	750,997
1,167		Walter Energy, Term Loan, WI/DD	TBD	TBD	BB-	1,175,708

1,915		Total Metals & Mining				1,926,705

		Personal Products – 0.4%

935		NBTY, Inc., Term Loan B1, DD1	4.250%	10/01/17	BB-	938,700

		Pharmaceuticals – 0.8%

888		Warner Chilcott Corporation, Term Loan B1	4.250%	3/17/18	BBB-	893,572
444		Warner Chilcott Corporation, Term Loan B2	4.250%	3/17/18	BBB-	446,786
611		Warner Chilcott Corporation, Term Loan B3	4.250%	3/17/18	BBB-	614,331

1,943		Total Pharmaceuticals				1,954,689

		Real Estate – 0.4%

1,000		iStar Financial, Inc., Tranche A1	5.000%	6/28/13	B2	991,794

		Real Estate Management & Development – 0.6%

568		LNR Property Corporation, Term Loan B	3.760%	7/12/11	B2	568,594
999		Capital Automotive LP, Tranche B	5.000%	3/13/17	Ba3	991,370

1,567		Total Real Estate Management & Development				1,559,964

		Road & Rail – 0.4%

973		Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB-	978,792

		Semiconductors & Equipment – 1.2%

1,993		Freescale Semiconductor, Inc., Term Loan	4.511%	12/01/16	B1	1,985,262
1,000		NXP Semiconductor LLC, Term Loan, WI/DD	TBD	TBD	B-	1,011,875

2,993		Total Semiconductors & Equipment				2,997,137

		Specialty Retail – 1.8%

750		Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B-	741,680
1,500		J Crew Group, Term Loan	4.750%	3/07/18	B1	1,496,914
1,833		Jo-Ann Stores, Inc., Term Loan	4.750%	3/15/18	B+	1,821,187
500		Pilot Travel Centers LLC, Term Loan	4.250%	3/30/18	BB+	502,500

4,583		Total Specialty Retail				4,562,281

$81,122		Total Variable Rate Senior Loan Interests (cost $80,617,760)				79,049,655

Principal
Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		Emerging Markets Debt and Foreign Corporate Bonds- 26.2% (19.5% of Total Investments)

		Argentina – 1.0%

$250		City of Buenos Aires, Argentina, 144A	12.500%	4/06/15	B2	$277,500
100		Republic of Argentina	8.750%	6/02/17	B	102,350
377		Republic of Argentina	8.280%	12/31/33	B	335,839
429		Republic of Argentina	8.280%	12/31/33	N/A	382,733
558	EUR	Republic of Argentina	7.820%	12/31/33	B	598,766
1,660		Republic of Argentina	2.500%	12/31/38	B	716,290
380	EUR	Republic of Argentina	2.260%	12/31/38	B	196,566

		Total Argentina				2,610,044

		Brazil – 2.7%

155		Banco Bradesco S.A., 144A	5.900%	1/16/21	Baa2	153,450
280		Banco do Brasil, 144A	8.500%	10/20/49	Baa2	320,950
255		Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	Baa2	249,434
605		Banco Nacional de Desenvolvimento Economico e Social, Reg S	6.369%	6/16/18	BBB-	657,938
145		Braskem Finance Limited, Reg S	7.000%	5/07/20	BBB-	157,325
225		Cia Brasileira de Bebidas	8.750%	9/15/13	A3	256,838
695	BRL	Companhia Energetica de Sao Paulo, 144A	9.750%	1/15/15	Ba1	590,750
760		Federative Republic of Brazil	5.875%	1/15/19	BBB-	841,700
255		Federative Republic of Brazil	8.750%	2/04/25	BBB-	344,250
155		Federative Republic of Brazil	10.125%	5/15/27	BBB-	234,825
205		Federative Republic of Brazil	5.625%	1/07/41	BBB-	201,413
191		Fibria Overseas Finance, 144A	7.500%	5/04/20	Ba1	207,235
150		Fibria Overseas Finance, 144A	6.750%	3/03/21	Ba1	154,875
265		Globo Comunicacao Participacoes, S.A., 144A	7.250%	4/26/22	BBB-	283,550
120		Globo Comunicacao Participacoes, S.A., 144A	6.250%	7/29/49	BBB-	126,180
450		Itau Unibanco Holdings S.A., 144A	5.750%	1/22/21	Baa2	445,842
36	BRL	National Treasury Note of Brazil	6.000%	5/15/15	Baa3	447,458
285		Petrobras International Finance Company	5.875%	3/01/18	Baa1	301,886
195		Petrobras International Finance Company	7.875%	3/15/19	Baa1	228,947
215		Rearden G Holdings, 144A	7.875%	3/30/20	BB-	233,275
294		Telemar Norte Leste S.A., 144A	5.500%	10/23/20	Baa2	288,855

		Total Brazil				6,726,976

		Canada – 0.3%

375		Pacific Rubiales Energy Corporation, 144A	8.750%	11/10/16	BB-	428,438
265		PTTEP Canada International Limited, 144A, WI/DD	5.692%	4/05/21	BBB+	264,473

		Total Canada				692,911

		Chile – 0.6%

125		Colbun S.A., 144A	6.000%	1/21/20	BBB-	128,126
450		Coporacion Nacional del Cobre de Chile, Reg S	5.625%	9/21/35	A1	461,295
420		Corporacion Nacional del Cobre, 144A	3.750%	11/04/20	A1	392,763
195		E-CL S.A., 144A	5.625%	1/15/21	BBB-	195,286
55		Empresa Nacional del Petroleo, 144A	4.875%	3/15/14	A3	58,346
225		Empresa Nacional del Petroleo, Reg S	6.250%	7/08/19	A3	239,837

		Total Chile				1,475,653

		China – 0.1%

205		Country Garden Holding Company, 144A	11.125%	2/23/18	BB-	208,075

		Colombia – 1.0%

395		Bancolombia S.A.	6.125%	7/26/20	Baa3	395,000
275		Republic of Colombia	7.375%	3/18/19	BBB-	330,000
465		Republic of Colombia	11.750%	2/25/20	BBB-	699,360
420,000	COP	Republic of Colombia	7.750%	4/14/21	BBB-	242,058
175,000	COP	Republic of Colombia	9.850%	6/28/27	BBB-	112,696
535		Republic of Colombia	10.375%	1/28/33	BBB-	803,838

		Total Colombia				2,582,952

		Costa Rica – 0.0%

20		Republic of Costa Rica, Reg S	9.995%	8/01/20	BB+	27,330

		Cote d’Ivoire (Ivory Coast) – 0.1%

690		Ivory Coast Republic, Reg S, (12)	2.500%	12/31/32	N/A	319,125

		Croatia – 0.3%

325		Republic of Croatia, 144A	6.750%	11/05/19	BBB-	340,438
130		Republic of Croatia, 144A	6.625%	7/14/20	BBB-	134,160
215		Republic of Croatia, 144A	6.375%	3/24/21	BBB-	215,269

		Total Croatia				689,867

		Dominican Republic – 0.1%

219		Dominican Republic, Reg S	9.040%	1/23/18	B	241,548

		El Salvador – 0.4%

150		Republic of El Salvador, 144A	7.625%	2/01/41	Ba2	147,375
105		Republic of El Salvador, Reg S	7.375%	12/01/19	Ba2	113,558
196		Republic of El Salvador, Reg S	7.750%	1/24/23	Baa3	216,580
510		Republic of El Salvador, Reg S	7.625%	9/21/34	Ba2	552,585

		Total El Salvador				1,030,098

		Hungary – 0.4%

90	EUR	Republic of Hungary, Government Bond	5.750%	6/11/18	BBB-	125,660
210		Republic of Hungary, Government Bond	6.250%	1/29/20	BBB-	213,675
462		Republic of Hungary, Government Bond	6.375%	3/29/21	BBB-	462,462
310		Republic of Hungary, Government Bond	7.625%	3/29/41	BBB-	310,310

		Total Hungary				1,112,107

		Indonesia – 2.2%

295		Majapahit Holdings BV, Reg S	8.000%	8/07/19	BB	334,825
1,140		Republic of Indonesia, Reg S	6.750%	3/10/14	BB	1,258,832
1,090		Republic of Indonesia, Reg S	10.375%	5/04/14	BB	1,325,712
430		Republic of Indonesia, Reg S	7.250%	4/20/15	BB	488,545
100		Republic of Indonesia, Reg S	6.875%	1/17/18	BB	113,250
775		Republic of Indonesia, Reg S	11.625%	3/04/19	BB	1,112,125
125		Republic of Indonesia, Reg S	8.500%	10/12/35	BB	160,938
695		Republic of Indonesia, Reg S	7.750%	1/17/38	BB	828,788

		Total Indonesia				5,623,015

		Ireland – 0.1%

290		Vnesheconombank, 144A	6.800%	11/22/25	BBB	294,060

		Kazakhstan – 1.0%

400		Kazakhstan Development Bank	6.500%	6/03/20	BBB	400,400
375		Kazakhstan Temir Zholy JSC, Reg S	7.000%	5/11/16	BBB-	412,500
225		Kazatomprom, Reg S	6.250%	5/20/15	Baa3	239,063
430		KazMuniaGaz Finance Subsidiary, 144A	11.750%	1/23/15	BBB-	538,016
265		KazMuniaGaz Finance Subsidiary, 144A	9.125%	7/02/18	BBB-	320,650
325		KazMuniaGaz Finance Subsidiary, Reg S	9.125%	7/02/18	BBB-	392,275
172		Tengizchevroil LLP, 144A	6.124%	11/15/14	BBB-	180,980

		Total Kazakhstan				2,483,884

		Lithuania – 0.5%

175		Republic of Lithuania, 144A	7.375%	2/11/20	Baa1	194,825
145		Republic of Lithuania, 144A	6.125%	3/09/21	Baa1	148,045
725		Republic of Lithuania, Reg S	7.375%	2/11/20	Baa1	808,375

		Total Lithuania				1,151,245

		Malaysia – 0.6%

450		Penerbangan Malaysia Berhad, Reg S	5.625%	3/15/16	A-	496,481
115		Pertoliam Nasional Berhad, Reg S	7.625%	10/15/26	A-	146,780
565		Petronas Capital Limited, 144A	5.250%	8/12/19	A1	600,914
285		Petronas Capital Limited, Reg S	5.250%	8/12/19	A1	302,916

		Total Malaysia				1,547,091

		Mexico – 2.4%

20		Banco Mercantil del Norte, Reg S	6.135%	10/13/16	Baa1	20,000
120		Cemex SAB de CV, 144A	9.000%	1/11/18	B	125,850
8,660	MXN	Mexico Bonos de DeSarrollo	8.000%	6/11/20	A	752,024
9,000	MXN	Mexico Bonos de DeSarrollo	6.500%	6/10/21	Baa1	695,162
100		Pemex Project Funding Master Trust	5.750%	3/01/18	Baa1	105,800
550		Pemex Project Funding Master Trust	6.625%	6/15/35	Baa1	551,712
174		United Mexican States	5.750%	10/12/11	Baa1	156,774
650		United Mexican States	5.875%	2/17/14	Baa1	715,325
40		United Mexican States	5.625%	1/15/17	Baa1	44,120
150,000	ITL	United Mexican States, (10)	11.000%	5/08/17	Baa1	147,665
560		United Mexican States	5.950%	3/19/19	Baa1	624,120
500		United Mexican States	5.125%	1/15/20	Baa1	523,000
660		United Mexican States	7.500%	4/08/33	Baa1	808,170
90		United Mexican States	6.750%	9/27/34	Baa1	101,520
694		United Mexican States	6.050%	1/11/40	Baa1	714,820

		Total Mexico				6,086,062

		Netherlands – 0.0%

120		Myriad International Holdings BV, 144A	6.375%	7/28/17	Baa3	126,744

		Panama – 0.6%

180		AES Panama, Reg S	6.350%	12/21/16	BBB-	191,430
43		Republic of Panama	7.250%	3/15/15	BBB-	49,988
615		Republic of Panama	8.875%	9/30/27	BBB-	830,250
239		Republic of Panama	9.375%	4/01/29	BBB-	336,990

		Total Panama				1,408,658

		Peru – 0.9%

280		Banco Credito del Peru, 144A	9.750%	11/06/69	BB	318,343
510	PEN	Republic of Peru, Reg S, GDR	7.840%	8/12/20	BBB+	195,019
125		Republic of Peru	9.875%	2/06/15	BBB-	156,250
655		Republic of Peru	8.375%	5/03/16	BBB-	804,012
345		Republic of Peru	8.750%	11/21/33	BBB-	463,163
335		Republic of Peru	5.625%	11/18/50	BBB-	303,175

		Total Peru				2,239,962

		Philipines – 0.8%

380		National Power Corporation	9.625%	5/15/28	BB	501,600
60		Republic of the Philippines	8.250%	1/15/14	BB	69,450
230		Republic of the Philippines	9.875%	1/15/19	BB	311,075
275		Republic of the Philippines	8.375%	6/17/19	BB	346,500
315		Republic of the Philippines	7.500%	9/25/24	BB	374,456
200		Republic of the Philippines	5.500%	3/30/26	BB	197,500
100		Republic of the Philippines	6.375%	1/15/32	BB	105,375

		Total Philipines				1,905,956

		Poland – 0.7%

1,110		Republic of Poland	3.875%	7/16/15	A2	1,121,918
340		Republic of Poland	6.375%	7/15/19	A2	378,332
235 EUR		Republic of Poland	5.250%	1/20/25	A2	323,467

		Total Poland				1,823,717

		Qatar – 0.4%

265		Qatari Diar Finance QSC, 144A	3.500%	7/21/15	AA	265,994
160		Qatari Diar Finance QSC, Reg S	5.000%	7/21/20	AA	158,200
230		State of Qatar, 144A	6.400%	1/20/40	AA	242,075
70		State of Qatar, Reg S	9.750%	6/15/30	AA	99,925
140		State of Qatar, Reg S	6.400%	1/20/40	AA	147,350

		Total Qatar				913,544

		Russian Federation – 3.0%

290		AlroS.A. Finance S.A., 144A	7.750%	11/03/20	BB-	310,880
140		AlroS.A. Finance S.A., Reg S	8.875%	11/17/14	BB-	159,425
635		Gaz Capital S.A., 144A	9.250%	4/23/19	Baa1	789,749
140		Gaz Capital S.A., Reg S	8.625%	4/28/34	Baa1	172,690
1,300		Russian Federation, 144A	3.625%	4/29/15	Baa1	1,314,625
300		Russian Federation, 144A	5.000%	4/29/20	Baa1	303,375
800		Russian Federation, Reg S	3.625%	4/29/15	Baa1	809,000
180		Russian Federation, Reg S	11.000%	7/24/18	BBB	254,880
1,500		Russian Federation, Reg S	5.000%	4/29/20	Baa1	1,516,875
562		Russian Federation, Reg S	7.500%	3/31/30	Baa1	655,375
375		Russian Ministry of Finance, Reg S	12.750%	6/24/28	BBB	655,781
285		Sberbank, Reg S	5.499%	7/07/15	A3	299,606
200		VTB Capital S.A., Reg S	6.551%	10/13/20	Baa1	202,500

		Total Russian Federation				7,444,761

		Serbia – 0.1%

322		Republic of Serbia, Reg S	6.750%	11/01/24	BB	322,805

		South Africa – 1.0%

190		Republic of South Africa	7.375%	4/25/12	A3	202,825
4,765	ZAR	Republic of South Africa	8.000%	12/21/18	A3	678,581
690		Republic of South Africa	6.875%	5/27/19	A3	801,262
435		Republic of South Africa	6.250%	3/08/41	A3	448,320
335		Transnet Limited, 144A	4.500%	2/10/16	A3	341,987

		Total South Africa				2,472,975

		South Korea – 0.2%

135		Korea Development Bank	8.000%	1/23/14	A1	154,080
115		National Agricutlural Cooperative Federation, Reg S	5.000%	9/30/14	A1	121,368
140		Republic of Korea	5.750%	4/16/14	A1	152,536

		Total South Korea				427,984

		Sri Lanka – 0.1%

170		Republic of Sri Lanka, 144A	6.250%	10/04/20	B+	165,325

		Trinidad – 0.1%

185		Petroleum Company of Trinidad & Tobago Limited, 144A	9.750%	8/14/19	BBB	224,312

		Turkey – 1.2%

500		Republic of Turkey, Government Bond	9.500%	1/15/14	BB	587,500
135		Republic of Turkey, Government Bond	7.250%	3/15/15	BB	153,056
905		Republic of Turkey, Government Bond	7.000%	9/26/16	BB	1,024,912
185		Republic of Turkey, Government Bond	6.750%	4/03/18	BB	206,275
965		Republic of Turkey, Government Bond	5.625%	3/30/21	BB	984,300
200		Republic of Turkey, Government Bond	6.000%	1/14/41	Ba2	187,000

		Total Turkey				3,143,043

		Ukraine – 0.9%

105		Naftogaz Ukraine	9.500%	9/30/14	B	115,500
100		Republic of Ukraine, 144A	6.875%	9/23/15	B+	103,500
250		Republic of Ukraine, 144A	7.750%	9/23/20	B+	257,813
810		Republic of Ukraine, Reg S	7.650%	6/11/13	B+	853,416
330		Republic of Ukraine, Reg S	6.580%	11/21/16	B+	334,620
666		Ukraine Cabinet Ministers, 144A	7.950%	2/23/21	B+	686,812

		Total Ukraine				2,351,661

		United Arab Emirates – 0.4%

242		Dubai Electricity and Water Authority, 144A	7.375%	10/21/20	Ba2	234,740
100		Emirate of Abu Dhabi, Reg S	6.750%	4/08/19	AA	114,600
386		International Petroleum Investment Company, IPIC GTMN Limited Special Purpose Vehicle, Abu Dhabi	5.000%	11/15/20	AA	374,420
295		Waha Aerospace BV, 144A	3.925%	7/28/20	AA	294,500

		Total United Arab Emirates				1,018,260

		Uruguay – 0.8%

565		Republic of Uruguay	9.250%	5/17/17	Ba1	723,200
29		Republic of Uruguay	8.000%	11/18/22	Ba1	36,254
510		Republic of Uruguay	7.875%	1/15/33	Ba1	614,550
507		Republic of Uruguay	7.625%	3/21/36	Ba1	605,450

		Total Uruguay				1,979,454

		Venezuela – 1.2%

790		Pertoleos de Venezuela S.A.	5.250%	4/12/17	B+	477,160
215		Pertoleos de Venezuela S.A., Reg S	5.375%	4/12/27	B+	101,587
475		Pertoleos de Venezuela S.A., 144A	8.500%	11/02/17	B+	335,825
340		Pertoleos de Venezuela S.A., Reg S	8.500%	11/02/17	B+	240,380
640		Republic of Venezuela, Reg S	12.750%	8/23/22	BB-	553,600
607		Republic of Venezuela, Reg S	9.000%	5/07/23	BB-	415,590
405		Republic of Venezuela, Reg S	8.250%	10/13/24	BB-	260,820
760		Republic of Venezuela, Reg S	9.250%	5/07/28	BB-	514,900

		Total Venezuela				2,899,862

		Total Emerging Markets Debt and Foreign Corporate Bonds (cost $62,869,558)				65,771,066

Shares		Description (1)				Value

		Warrants – 0.0% (0.0% of Total Investments)

610		Mexican Bonos, (9)				4,575
610		Mexican Bonos, (9)				4,575

		Total Warrants (cost $30,500)				9,150

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value

		Short-Term Investments – 7.3% (5.4% of Total Investments)

$8,632		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $8,631,643, collateralized by $8,820,000 U.S. Treasury Notes, 0.625%, due 1/31/13, value $8,808,975	0.010%	4/01/11		$8,631,641
9,592		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $9,591,952, collateralized by $9,775,000 U.S. Treasury Notes, 2.875%, due 3/31/18, value $9,787,219	0.010%	4/01/11		9,591,949

$18,224		Total Short-Term Investments (cost $18,223,590)				18,223,590

		Total Investments (cost $301,665,587) – 134.6%				337,789,187

		Borrowings – (31.8)% (13)				(79,800,000)

		Other Assets Less Liabilities – (2.8)% (14)				(7,056,403)

		Net Assets Applicable to Common Shares – 100%				$250,932,784

Investments in Derivatives

Call Options Written outstanding at March 31, 2011:

Number of			Notional	Expiration	Strike
Contracts		Type	Amount (15)	Date	Price	Value

(1,812)		Frontier Communications Corporation	$(1,630,800)	5/21/11	$9.0	$(9,060)
(360)		Hewlett-Packard Company	(1,656,000)	5/21/11	46.0	(6,840)
(167)		MetLife Inc.	(801,600)	6/18/11	48.0	(14,947)
(260)		Motorola Mobility Holdings Inc.	(780,000)	7/16/11	30.0	(15,600)

(2,599)		Total Call Options Written (premiums received $315,110)	$(4,868,400)			$(46,447)

Interest Rate outstanding at March 31, 2011:

								Unrealized
		Fund			Fixed Rate			Appreciation
	Notional	Pay/Receive	Floating Rate	Fixed	Payment	Effective	Termination	(Depreciation)
Counterparty	Amount	Floating Rate	Index	Rate*	Frequency	Date (12)	Date	(U.S. Dollars)

JPMorgan	$19,950,000	Receive	1-Month USD-LIBOR	0.360%	Monthly	3/21/11	3/21/12	$2,606
JPMorgan	19,950,000	Receive	1-Month USD-LIBOR	1.193	Monthly	3/21/11	3/21/14	134,447
Morgan Stanley	19,950,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	257,711

								$394,764

*    Annualized
Forward Foreign Currency Exchange Contracts outstanding at March 31, 2011:

						Unrealized
						Appreciation
		Amount	In Exchange For	Amount	Settlement	(Depreciation)
Counterparty	Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)

RBC	Brazilian Real	1,612,000	U.S. Dollar	953,846	6/02/11	$(21,541)
RBC	Brazilian Real	35,000	U.S. Dollar	20,606	6/02/11	(571)
Citibank	Colombian Peso	57,633,000	U.S. Dollar	30,803	4/28/11	(71)
Citibank	Euro	84,000	U.S. Dollar	113,024	4/20/11	(5,985)
RBC	Euro	1,760,000	U.S. Dollar	2,444,006	6/15/11	(46,787)
HSBC	Kazakhstan Tenge	3,200,000	U.S. Dollar	21,843	4/13/11	(139)
HSBC	Kazakhstan Tenge	2,800,000	U.S. Dollar	19,158	7/13/11	(127)
RBC	Mexican Peso	9,586,000	U.S. Dollar	792,068	6/15/11	(8,618)
Credit Suisse	Peruvian Nouveau Sol	366,000	U.S. Dollar	131,631	6/15/11	1,764
Credit Suisse	Peruvian Nouveau Sol	1,464,000	U.S. Dollar	524,957	6/15/11	5,490
Citibank	South African Rand	3,245,000	U.S. Dollar	471,178	6/15/11	(3,527)
State Street Bank	South African Rand	1,462,000	U.S. Dollar	213,774	6/15/11	(99)
Barclays Bank PLC	U.S. Dollar	80,794	Euro	57,000	6/15/11	(126)
Barclays Bank PLC	U.S. Dollar	154,367	Euro	109,000	6/15/11	(107)
JPMorgan Chase	U.S. Dollar	80,954	Euro	57,000	6/15/11	(286)
Morgan Stanley	U.S. Dollar	799,261	Euro	573,000	6/15/11	11,663
State Street Bank	U.S. Dollar	153,421	Euro	109,000	6/15/11	839
Barclays Bank PLC	U.S. Dollar	703,904	Indonesian Rupiah	6,131,000,000	4/28/11	(2,504)
HSBC	U.S. Dollar	152,560	Kazakhstan Tenge	22,350,000	4/13/11	969
Deutsche Bank	U.S. Dollar	173,919	Kazakhstan Tenge	25,580,000	7/07/11	2,252
JPMorgan Chase	U.S. Dollar	152,821	Kazakhstan Tenge	22,350,000	7/13/11	1,122
Deutsche Bank	U.S. Dollar	96,161	Kazakhstan Tenge	13,900,000	9/06/11	(323)
Deutsche Bank	U.S. Dollar	651,584	Kazakhstan Tenge	93,991,000	9/12/11	(3,465)
Deutsche Bank	U.S. Dollar	173,912	Kazakhstan Tenge	25,579,000	10/07/11	2,548
Barclays Bank PLC	U.S. Dollar	674,506	New Taiwan Dollar	19,790,000	4/28/11	(1,196)
BNP Paribas	U.S. Dollar	211,344	Peruvian Nouveau Sol	585,000	6/15/11	(3,770)
BNP Paribas	U.S. Dollar	211,420	Peruvian Nouveau Sol	585,000	6/15/11	(3,847)
Credit Suisse	U.S. Dollar	13,466	Peruvian Nouveau Sol	38,000	6/15/11	18
State Street Bank	U.S. Dollar	26,969	Peruvian Nouveau Sol	76,000	6/15/11	(3)
Barclays Bank PLC	U.S. Dollar	1,038,519	Philippine Peso	44,890,000	4/28/11	(5,473)
UBS	U.S. Dollar	342,250	Polish Zloty	980,000	6/15/11	779
State Street Bank	U.S. Dollar	215,997	South African Rand	1,462,085	4/05/11	97
Deutsche Bank	U.S. Dollar	333,250	South Korean Won	374,640,000	6/15/11	6,733
JPMorgan Chase	U.S. Dollar	636,364	Yuan Renminbi	4,200,000	9/27/11	10,598
JPMorgan Chase	U.S. Dollar	48,574	Yuan Renminbi	315,000	9/27/11	(51)

						$(63,744)

Fair Value Measurements
Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks *	$82,103,893	$1,738,173	$—	$83,842,066
REIT Common Stocks	89,281,160	—	—	89,281,160
Capital Preferred Securities	—	1,612,500	—	1,612,500
Variable Rate Senior Loan Interests	—	79,049,655	—	79,049,655
Emerging Markets Debt and Foreign Corporate Bonds	—	65,771,060	—	65,771,066
Warrants	—	—	9,150	9,150
Short-Term Investments	—	18,223,590	—	18,223,590
Derivatives:
Call Options Written	(46,447)	—	—	(46,447)
Interest Rate Swaps **	—	394,764	—	394,764
Forward Foreign Currency Exchange Contracts **	—	(63,744)	—	(63,744)

Total	$171,338,606	$166,726,004	$9,150	$338,073,760

*	Represents net unrealized appreciation (depreciation).

**	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3 Emerging Markets
	Debt and Foreign	Level 3	Level 3
	Corporate Debt	Warrants	Total

Balance at the beginning of period	$42,700	$—	$42,700
Gains (losses):
Net realized gains (losses)	—	—	—
Net change in unrealized appreciation (depreciation)	(12,200)	(21,350)	(33,550)
Purchases at cost	—	30,500	30,500
Sales at proceeds	(30,500)	—	(30,500)
Net discounts (premiums)	—	—	—
Transfers into	—	—	—
Transfers out of	—	—	—

Balance at the end of period	$—	$9,150	$9,150

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.
Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Equity Price	Options	—	$—	Call options written, at value	$46,447

Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	394,764	Unrealized depreciation on interest rate swaps*	—

Foreign Currency	Forward Foreign Currency	Unrealized appreciation on	44,872	Unrealized depreciation on	108,616
Exchange Rate	Exchange Contracts	forward foreign currency exchange contracts		forward foreign currency exchange contracts

Total			$439,636		$155,063

*	Represents cumulative unrealized appreciation (depreciation) of forward swap contracts as reported on the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2011, the cost of investments (excluding investments in derivatives) was $308,719,884.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$45,129,343
Depreciation	(16,060,040)

Net unrealized appreciation (depreciation) of investments	$29,069,303

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(5)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(6)	At or subsequent to March 31, 2011, this issue was under the protection of the Federal Bankruptcy Court.

(7)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest.

(8)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(9)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(10)	Market of issuance for this investment is Euro. Euro par Equals 77,469.

(11)	Investment, or portion of investment, has been pledged as collateral for call options written.

(12)	The Fund’s Adviser has concluded this issue in not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(13)	Borrowings as a percentage of total investments is 23.6%.

(14)	Other Assets Less Liabilities includes Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives.

(15)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(16)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.

(17)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

N/A	Not applicable.

DD1	Investment, or portion of investment, purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

BRL	Brazilian Real

COP	Colombian Peso

EUR	Euro

ITL	Italian Lira

PEN	Peruvian Nuevo Sol

ZAR	South African Rand

USD-LIBOR	United States Dollar-London Inter-bank Offered Rate

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011